Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Other current financial assets	$ 730	$ 3,581
Other non current financial assets	6,783	41,380
Marketable securities [member]
Disclosure of financial assets [line items]
Other current financial assets	730	3,581
Investment in subscription receipts [member]
Disclosure of financial assets [line items]
Other non current financial assets	2,400	2,400
Reclamation deposits [member]
Disclosure of financial assets [line items]
Other non current financial assets	3,083	31,480
Restricted cash [member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 1,300	$ 7,500